Principal accounting policies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Principal accounting policies [Abstract]
Impairment charges
Impairment of long-lived assets
Business tax and related surcharges	1,632	1,742	4,380
Advertising expenses	73,435	22,703	25,063
Interest or penalties associated with tax positions
Unrecognized uncertain tax positions
Employee benefit expenses	14,499	9,385	8,871
Government grants	5,696	982	1,150
Appropriations to statutory surplus fund and other reserve funds